ACQUISITION OF BUSINESS - Thyssenkrupp Slab International B.V. & CSA Siderrgica do Atlantico Ltda. (Narrative) (Details) t in Millions			12 Months Ended
	Dec. 31, 2017 USD ($)	Sep. 07, 2017 USD ($)	Dec. 31, 2018 USD ($) installment MW t	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about business combination [line items]
Asset recognised for expected reimbursement, contingent liabilities in business combination	$ 311,394,000		$ 264,683,000	$ 311,394,000
Prepayments of principal			2,266,560,000	1,205,827,000	$ 1,191,770,000
Total borrowings	3,221,907,000		$ 2,036,957,000	$ 3,221,907,000
Thyssenkrupp Slab International B.V. & CSA Siderúrgica do Atlântico Ltda.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%
Annual production capacity of steel (tons) | t			5.0
Number of megawatts (per year) | MW			490
Slabs supplied (tons per year) | t			2.0
Consideration transferred, acquisition-date fair value			$ 1,891,000,000
Financial instruments designated as hedging instruments, at fair value		$ 75,900,000
Tax benefit recognised as of acquisition date		1,089,000,000
Acquisitions through business combinations, other provisions	$ 529,400,000	651,800,000
Asset recognised for expected reimbursement, contingent liabilities in business combination		325,900,000	264,700,000
Estimated financial effect, contingent liabilities in business combination		1,630,000,000
Other environment related provision | Thyssenkrupp Slab International B.V. & CSA Siderúrgica do Atlântico Ltda.
Disclosure of detailed information about business combination [line items]
Other provisions		24,500,000	19,700,000
Legal proceedings contingent liability | Thyssenkrupp Slab International B.V. & CSA Siderúrgica do Atlântico Ltda.
Disclosure of detailed information about business combination [line items]
Other provisions		$ 57,700,000	$ 46,900,000
Syndicated Facility | Thyssenkrupp Slab International B.V. & CSA Siderúrgica do Atlântico Ltda.
Disclosure of detailed information about business combination [line items]
Debt instrument, term		5 years
Notional amount		$ 1,500,000,000.0
Number of installments | installment			8
Prepayments of principal			$ 375,000,000
Total borrowings			$ 1,125,000